Income Taxes (Narrative) (Details) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Intercompany Transaction	Dec. 31, 2012 Intercompany Transaction	Dec. 31, 2013 Internal Revenue Service (IRS)	Dec. 31, 2012 Internal Revenue Service (IRS)	Dec. 31, 2013 Internal Revenue Service (IRS) Ingenuity	Dec. 31, 2013 Internal Revenue Code Section 382 Ingenuity	Dec. 31, 2013 Foreign Country	Dec. 31, 2012 Foreign Country	Dec. 31, 2013 Foreign Country GERMANY
Operating Loss Carryforwards [Line Items]
Income taxes at The Netherlands statutory rate, rate	25.00%	25.00%	25.00%
Valuation allowance, deferred tax assets	$ 621,000	$ 442,000			$ 3,900,000
Release of valuation allowance, deferred tax asset				1,900,000
Unrecognized tax benefit, net	11,600,000	8,800,000
Unrecognized tax benefits that would impact effective tax rate	11,600,000	8,800,000
Unrecognized tax benefits which may be realized	800,000
Recognized interest income	(1,700,000)	(2,800,000)
Accrued interest included in accrued and other liabilities	1,300,000	3,000,000
Net deferred tax liability	101,582,000	164,988,000
Total foreign net operating losses	201,100,000	58,700,000
Operating loss carryforwards						99,100,000	13,500,000	31,000,000	66,000,000	102,000,000	45,200,000	60,700,000
Operating loss carryforward, gross								96,000,000
Valuation allowance amounts	600,000	400,000
Decrease in valuation allowance	200,000
Earnings retained by subsidiaries and equity accounted investments	259,400,000
Undistributed earnings not permanently reinvested	17,600,000
Deferred tax liabilities on unremitted earnings of certain subsidiary	$ 1,150,000	$ 1,215,000